Property and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

11. Property and Equipment:

The components of property and equipment were as follows:

	December 31,
(In thousands of U.S. dollars)	2011	2012

Land and buildings	10,132	10,332
Laboratory equipment	28,639	29,314
Office and computer equipment	4,641	5,135
Furniture, fixtures and fittings	19,956	20,697
Construction in progress	-	-
Total property and equipment	63,368	65,478
Less accumulated depreciation and amortization	(43,985)	(47,240)
Property and equipment, net	19,383	18,238

Depreciation expense related to property and equipment amounted to $4,696,000, $3,346,000 and $3,183,000 for the years ended December 31, 2010, 2011 and 2012, respectively.

Property and Equipment include costs of $509,000 and $507,000 at December 31, 2011 and 2012 that are related to capitalized lease assets. Accumulated amortization of these leased assets was approximately $173,000 and $211,000 at December 31, 2011 and 2012, respectively. Depreciation expense on assets held under capital leases is included in total depreciation expense for the years ended December 31, 2010, 2011 and 2012 and amounted to $47,000, $56,000 and $44,000 respectively.